Employee benefit plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 2,040,344	¥ 1,959,533
Japan | Equity securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		40.00%
Japan | Equity securities | Common stocks
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		73.00%	76.00%
Japan | Debt securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		30.00%
Japan | Debt securities | Government bonds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		33.00%	29.00%
Japan | Scenario Forecast
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	¥ (3,400)
Estimated net actuarial loss	10,100
Expected contribution to pension plans	40,124
Foreign Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans		¥ 1,120,453	¥ 1,023,094
Foreign Plans | Equity securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		50.00%
Foreign Plans | Equity securities | Common stocks
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		27.00%	24.00%
Foreign Plans | Debt securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of plan assets invested		40.00%
Foreign Plans | Debt securities | Government bonds
Pension and Other Postretirement Benefits Disclosure [Line Items]
Plan asset allocation		67.00%	71.00%
Foreign Plans | Scenario Forecast
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated prior service costs	200
Estimated net actuarial loss	4,500
Expected contribution to pension plans	¥ 14,330